RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 17,380	£ 16,422
Equity funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,669	2,883
Hedge and mutual funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,377	2,350
Liquidity funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	2,877	484
Bond and debt funds [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	1,830	3,383
Other [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicle	£ 7,627	£ 7,322